Debt (Details) - Schedule of Future Minimum Payments - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Future Minimum Payments [Abstract]
2023	$ 748	$ 32,247
2024	648	287
2025	18,628	120
Total future payments	$ 20,024	$ 32,654